Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,795.56
Total Fee Amount	25.04
Total Offset Amount	0.00
Net Fee	$ 25.04
Offering Table N/A
Offset Table N/A	N/A